Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Dividends paid, per share	$ 0.96	$ 0.93	$ 0.89